8. STOCK OPTIONS AND WARRANTS	12 Months Ended
Sep. 30, 2018
Notes
8. STOCK OPTIONS AND WARRANTS

8.     STOCK OPTIONS AND WARRANTS

a)    Stock option compensation plan

The Company grants stock options to directors, officers, employees and consultants pursuant to the Company’s Stock Option Plan (the “Plan”).  The number of options that may be issued pursuant to the Plan are limited to 10% of the Company’s issued and outstanding common shares and to other restrictions with respect to any single participant (not greater than 5% of the issued common shares) or any one consultant (not greater than 2% of the issued common shares).

Options granted to consultants performing investor relations activities will contain vesting provisions such that vesting occurs over at least 12 months with no more than one quarter of the options vesting in any 3 month period.

Vesting provisions may also be applied to other option grants, at the discretion of the directors.  Options issued pursuant to the Plan will have an exercise price as determined by the directors, and permitted by the TSX-V, at the time of the grant. Options have a maximum expiry date of 5 years from the grant date.

Stock option transactions and the number of stock options for the year ended September 30, 2018 are summarized as follows:

Expiry date	Exercise price	September 30, 2017	Granted	Exercised	Expired/ cancelled	September 30, 2018
February 25, 2019	$0.25	22,500	-	-	-	22,500
April 29, 2020	$0.25	1,264,500	-	-	-	1,264,500
April 29, 2021	$0.25	100,000	-	-	-	100,000
September 30, 2021	$0.15	1,270,000	-	-	-	1,270,000
March 14, 2023	$0.10	-	850,000	-	-	850,000
Options outstanding		2,657,000	850,000	-	-	3,507,000
Options exercisable		2,657,000	850,000	-	-	3,507,000
Weighted average exercise price		$0.20	$0.10	$Nil	$Nil	$0.18

As at September 30, 2018, the weighted average contractual remaining life of options is 2.81 years (September 30, 2017 – 3.29 years; September 30, 2016 – 4.28 years).  The weighted average fair value of stock options granted during the year ended September 30, 2018 was $0.08 (2017 - $Nil; 2016 - $0.12).

Stock option transactions and the number of stock options for the year ended September 30, 2017 are summarized as follows:

Expiry date	Exercise price	September 30, 2016	Granted	Exercised	Expired/ cancelled	September 30, 2017
May 7, 2017	$0.25	4,500	-	-	(4,500)	-
February 25, 2019	$0.25	22,500	-	-	-	22,500
April 29, 2020	$0.25	1,264,500	-	-	-	1,264,500
April 29, 2021	$0.25	100,000	-	-	-	100,000
September 30, 2021	$0.15	1,270,000	-	-	-	1,270,000
Options outstanding		2,661,500	-	-	(4,500)	2,657,000
Options exercisable		2,661,500	-	-	(4,500)	2,657,000
Weighted average exercise price		$0.20	$Nil	$Nil	$0.25	$0.20

Stock option transactions and the number of stock options for the year ended September 30, 2016 are summarized as follows:

Expiry date	Exercise price	September 30, 2015	Granted	Exercised	Expired/ cancelled	September 30, 2016
October 1, 2015	$0.25	6,000	-	-	(6,000)	-
May 7, 2017	$0.25	4,500	-	-	-	4,500
February 25, 2019	$0.25	22,500	-	-	-	22,500
April 29, 2020	$0.25	1,265,500	-	-	(1,000)	1,264,500
April 29, 2021	$0.25	-	100,000	-	-	100,000
September 30, 2021	$0.15	-	1,270,000	-	-	1,270,000
Options outstanding		1,298,500	1,370,000	-	(7,000)	2,661,500
Options exercisable		1,298,500	1,370,000	-	(7,000)	2,661,500
Weighted average exercise price		$0.25	$0.16	$Nil	$0.25	$0.20

The weighted average assumptions used to estimate the fair value of options for the years ended September 30, 2018, 2017 and 2016 were as follows:

	2018	2017	2016
Risk-free interest rate	1.25%	n/a	1.27%
Expected life	5 years	n/a	5 years
Expected volatility	166.63%	n/a	137.37%
Expected dividend yield	nil	n/a	nil

b)    Warrants

The continuity of warrants for the year ended September 30, 2018 is as follows:

Expiry date	Exercise price	September 30, 2017	Issued	Exercised	Expired	September 30, 2018
October 3, 2017	$0.40	687,000	-	-	(687,000)	-
October 9, 2017	$0.40	755,500	-	-	(755,500)	-
December 24, 2017	$1.00	300,000	-	-	(300,000)	-
April 29, 2018	$0.40	3,000,000	-	-	(3,000,000)	-
September 28, 2019	$0.20	1,200,000	-	-	-	1,200,000
March 6, 2020	$0.20	2,500,000	-	-	-	2,500,000
March 8, 2020	$0.15	7,221,875	-	-	-	7,221,875
April 7, 2020	$0.15	3,100,000	155,000	-	-	3,255,000
March 25, 2020	$0.15	-	5,000,000	-	-	5,000,000
August 16, 2020	$0.20	892,857	-	-	-	892,857
Outstanding		19,657,232	5,155,000	-	(4,742,500)	20,069,732
Weighted average exercise price		$0.23	$0.15	$Nil	$0.44	$0.16

 As at September 30, 2018, the weighted average contractual remaining life of warrants is 1.48 years (September 30, 2017 – 1.95 years; September 30, 2016 – 2.49 years).

The continuity of warrants for the year ended September 30, 2017 is as follows:

Expiry date	Exercise price	September 30, 2016	Issued	Exercised	Expired	September 30, 2017
December 16, 2016	$1.50	483,666	-	-	(483,666)	-
March 17, 2017	$1.50	266,667	-	-	(266,667)	-
May 15, 2017	$1.00	1,200,000	-	-	(1,200,000)	-
September 11, 2017	$1.00	900,000	-	-	(900,000)	-
October 3, 2017	$0.40	687,000	-	-	-	687,000
October 9, 2017	$0.40	755,500	-	-	-	755,500
December 24, 2017	$1.00	300,000	-	-	-	300,000
April 29, 2018	$0.40	3,000,000	-	-	-	3,000,000
September 28, 2019	$0.20	1,200,000	-	-	-	1,200,000
March 6, 2020	$0.20	-	2,500,000	-	-	2,500,000
March 8, 2020	$0.15	7,000,000	221,875	-	-	7,221,875
April 7, 2020	$0.15	3,100,000	-	-	-	3,100,000
August 16, 2020	$0.20	-	892,857	-	-	892,857
Outstanding		18,892,833	3,614,732	-	(2,850,333)	19,657,232
Weighted average exercise price		$0.37	$0.20	$Nil	$1.13	$0.23

The continuity of warrants for the year ended September 30, 2016 is as follows:

Expiry date	Exercise price	September 30, 2015	Issued	Exercised	Expired	September 30, 2016
December 16, 2016	$1.50	483,666	-	-	-	483,666
March 17, 2017	$1.50	266,667	-	-	-	266,667
May 15, 2017	$1.00	1,200,000	-	-	-	1,200,000
September 11, 2017	$1.00	900,000	-	-	-	900,000
October 3, 2017	$0.40	687,000	-	-	-	687,000
October 9, 2017	$0.40	755,500	-	-	-	755,500
December 24, 2017	$1.00	300,000	-	-	-	300,000
April 29, 2018	$0.40	3,000,000	-	-	-	3,000,000
March 8, 2020	$0.15	-	7,000,000	-	-	7,000,000
April 7, 2020	$0.15	-	3,100,000	-	-	3,100,000
September 28, 2019	$0.20	-	1,200,000	-	-	1,200,000
Outstanding		7,592,833	11,300,000	-	-	18,892,833
Weighted average exercise price		$0.70	$0.16	$Nil	$Nil	$0.37

b)    Finder’s warrants

The continuity of finder’s warrants for the year ended September 30, 2018 is as follows:

Expiry date		Exercise price	September 30, 2017	Issued	Exercised	Expired	September 30, 2018
October 7, 2017	(1)	$0.10	155,000	-	(155,000)	-	-
March 28, 2018	(2)	$0.125	20,000	-	-	(20,000)	-
September 6, 2018	(3)	$0.125	173,600	-	-	(173,600)	-
April 25, 2020		$0.10		240,000	-	-	240,000
August 16, 2020		$0.14	26,100	-	-	-	26,100
Outstanding			374,700	240,000	(155,000)	(193,600)	266,100
Weighted average exercise price			$0.12	$0.10	$0.10	$0.125	$0.10

 (1)  The finder’s warrants are exercisable into units, with each unit consisting of one common share and one warrant exercisable at $0.15 until April 7, 2020. On October 4, 2017, 155,000 finder’s warrants were exercised resulting in 155,000 common shares and 155,000 warrants issued.

(2)      The finder’s warrants are exercisable into units, with each unit consisting of one common share and one half warrant exercisable at $0.20 until September 28, 2019.

(3)      The finder’s warrants are exercisable into units, with each unit consisting of one common share and one half warrant exercisable at $0.20 until March 6, 2020.

As at September 30, 2018, the weighted average contractual remaining life of finder’s warrants is 1.60 years (September 30, 2017 – 0.67 years; September 30, 2016 – 1.00 years).

      The continuity of finder’s warrants for the year ended September 30, 2017 is as follows:

Expiry date	Exercise price	September 30, 2016	Issued	Exercised	Expired	September 30, 2017
September 8, 2017	$0.10	223,750	-	(221,875)	(1,875)	-
October 7, 2017	$0.10	155,000	-	-	-	155,000
March 28, 2018	$0.125	20,000	-	-	-	20,000
September 6, 2018	$0.125	-	173,600	-	-	173,600
August 16, 2020	$0.14	-	26,100	-	-	26,100
Outstanding		398,750	199,700	(221,875)	(1,875)	374,700
Weighted average exercise price		$0.10	$0.13	$0.10	$0.10	$0.12

The continuity of finder’s warrants for the year ended September 30, 2016 is as follows:

Expiry date	Exercise price	September 30, 2015	Issued	Exercised	Expired	September 30, 2016
October 3, 2015	$1.50	47,150	-	-	(47,150)	-
October 9, 2015	$1.50	56,500	-	-	(56,500)	-
April 29, 2016	$0.25	6,000	-	-	(6,000)	-
September 8, 2017	$0.10	-	223,750	-	-	223,750
October 7, 2017	$0.10	-	155,000	-	-	155,000
March 28, 2018	$0.125	-	20,000	-	-	20,000
Outstanding		109,650	398,750	-	(109,650)	398,750
Weighted average exercise price		$1.43	$0.10	$Nil	$1.43	$0.10

The weighted average assumptions used to estimate the fair value of finder’s warrants for the years ended September 30, 2018, 2017 and 2016 were as follows:

	2018	2017	2016
Risk-free interest rate	1.03%	0.60%	0.62%
Expected life	2 years	1.7 years	1.5 years
Expected volatility	88.91%	83.78%	146.22%
Expected dividend yield	nil	nil	nil